Operating Segments - Schedule of Segment Reporting Information (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Total external revenue		$ 1,671,383	$ 1,562,157	$ 1,490,338
Interest revenue		33,452	38,981	5,799
Intersegment revenue		18,293	11,877	7,381
Total consolidated revenues		1,723,128	1,613,015	1,503,518
Elimination of intersegment revenue		(18,293)	(11,877)	(7,381)
Total Revenue		1,704,835	1,601,138	1,496,137
Selling, general and administrative		575,553	508,136	534,515
Segments Adjusted EBITDA		529,876	540,860	489,717
Merchant Solutions
Segment Reporting Information [Line Items]
Total external revenue		936,907	864,816	809,751
Interest revenue		2,501	1,792	221
Intersegment revenue		18,215	11,738	7,381
Total consolidated revenues		957,623	878,346	817,353
Cost of services (excluding depreciation and amortization)		518,792	469,090	417,188
Selling, general and administrative	[1]	247,980	187,102	199,861
Segments Adjusted EBITDA		190,851	222,154	200,304
Digital Wallets
Segment Reporting Information [Line Items]
Total external revenue		734,476	697,341	680,587
Interest revenue		30,951	37,189	5,578
Intersegment revenue		78	139	0
Total consolidated revenues		765,505	734,669	686,165
Cost of services (excluding depreciation and amortization)		215,263	205,999	204,218
Selling, general and administrative	[1]	211,217	209,964	192,534
Segments Adjusted EBITDA		$ 339,025	$ 318,706	$ 289,413

[1]	Selling, general and administrative excludes share-based compensation costs which are not included in our definition of Adjusted EBITDA.